CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,981,145)	$ (2,025,718)	$ (8,617,565)	$ (6,687,280)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	473,697	224,156	580,669	418,777
Stock compensation expense	1,266,345		393,460	3,554,912
Amortization of debt discount and accretion				295,000
Interest expense converted to equity				14,583
Interest expense relating to amortization of capital lease discount				60,089
Warrant Expense		131,030
Right-of-use asset amortization	13,265
Change in derivative liabilities			(288)	(3,119)
Changes in operating assets and liabilities:
Accounts receivable	(1,187,897)	(697,504)	(469,086)	(1,179,814)
Inventory	262,767	(446,651)	(1,055,992)	(182,032)
Prepaid expenses and other current assets	(1,559,527)	(583,189)	(82,228)	10,776
Accounts payable	1,544,643	443,783	845,970	709,164
Accrued expenses	(160,150)	(44,150)	276,447	363,095
NET CASH USED IN OPERATING ACTIVITIES	(7,328,002)	(2,998,243)	(8,128,613)	(2,625,849)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(210,948)	(473,033)	(1,356,299)	(317,855)
CASH USED IN INVESTING ACTIVITIES	(210,948)	(473,033)	(1,356,299)	(317,855)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible note payable				500,000
Proceeds from revolving financing, net	876,919	17,576	539,264	1,155,932
Proceeds from sale of common stock, net		6,955,798	17,238,429
Proceeds for the exercise of warrants, net	2,500,486		1,882,348	1,950,000
Repayment of notes payable		(83,780)	(131,583)	(18,826)
Repayment of capital lease				(258,302)
CASH PROVIDED BY FINANCING ACTIVITIES	3,377,405	6,889,594	19,528,458	3,328,804
NET CHANGE IN CASH	(4,161,545)	3,418,318	10,043,546	385,100
CASH AT BEGINNING OF PERIOD	11,032,451	988,905	988,905	603,805
CASH AT END OF PERIOD	6,870,906	4,407,223	11,032,451	988,905
INTEREST PAID	148,862	208,462	430,614	324,260
TAXES PAID	$ 0	$ 0	$ 0	0
NON-CASH INVESTING AND FINANCING TRANSACTION
Conversion of note payable to common shares				$ 514,602